SHARE CAPITAL AND SHAREBASED PAYMENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Statement [Line Items]
Issued common shares	4,797,748		9,373,825
Gross Proceeds On Cash Commission	$ 99		$ 155
Cash commission	2.75%		2.75%
Issuance shares costs	$ 138		$ 339
Net proceeds from cash commission	3,517		5,493
Proceeds from gross prospectus supplement	3,616		$ 5,648
Fair Value Of Stock Options Granted, Share-based Payments	$ 432	$ 524
Restricted Share Units, granted	1,810,041		1,878,320
Weighted Average Fair Value Per Share	$ 1.02
Share-based Payments for fair value	$ 638	$ 658
Share Capital Two [Member]
Statement [Line Items]
Issued common shares upon exercise of RSUs	1,197,709		1,005,333
Common shares issued carrying value of RSUs exercised	$ 1,018		$ 1,019
Share Capital[Member]
Statement [Line Items]
Stock option exercise		103,000
Issuance of common shares for service		103,000
Gross Proceeds On Cash Commission		$ 31
Share capital acquisition costs		90
Issuance of fair value		$ 59